Taxation - Schedule of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets:
Net operating loss carried forward	$ 483,169	$ 502,037
Allowance for credit loss	1,776	928
Total deferred tax assets	$ 484,945	$ 502,965